Commitments, contingent liabilities and contingent assets - Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingent liabilities
Other tax contingencies included in tax liability	$ 570	$ 691	$ 727
Increase/Decrease in other tax contingencies included in tax liability	(121)
Accrued interest	106	85	82
Amount included within deferred tax liabilities	2,944	6,206	2,918
Amount included in deferred tax assets	3,263	4,330	3,438
Net tax liabilities with respect to uncertain tax positions	830	768	1,014
Income tax payable
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	632	702	852
Income tax receivable
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	(113)	82	86
Deferred tax liabilities
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	20	17	0
Deferred tax assets
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	291	(33)	76
Transfer pricing
Commitments and contingent liabilities
Tax contingency related to transfer pricing audits included in tax liability	260	77	287
Increase/Decrease in tax contingency related to transfer pricing	183
Maximum
Commitments and contingent liabilities
Potential additional tax liabilities related to other tax matters for which no tax liability has been recognised	280	325	224
Maximum amount of possible additional losses, other tax contingencies	209	273	293
Maximum | Transfer pricing
Commitments and contingent liabilities
Maximum amount of possible additional losses, transfer pricing	$ 245	$ 48	$ 251